Equity-Based Compensation - Narrative (Details) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2020 USD ($) shares	Dec. 31, 2021 USD ($) tradingday $ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options forfeited (in shares)		3,623,250
Stock compensation expense, accelerated vesting | $	$ 1,400
Weighted-average grant date fair value of options granted (in dollars per share) | $ / shares		$ 7.84
Unrecognized compensation cost, options | $		$ 49,000
Fair value of equity awards vested | $		700
Stock-based compensation expense | $		$ 12,418	$ 363	$ 103
2021 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized		14,839,640
Common stock reserved for future issuance (in shares)		6,700,000
Stock Option, Time Vested | 2016 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options forfeited (in shares)	1,295
Stock Option, Performance Based | 2016 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options forfeited (in shares)	4,440
Incentive Units, Time Vested | 2021 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units granted (in shares)	1,295
Incentive Stock Options | 2021 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized		7,500,000
ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		4 years
ESPP | 2021 ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized		2,000,000
Increase in shares, percentage of aggregate shares outstanding		(1.00%)
Maximum employee subscription rate		10.00%
Discount from market price during offering period		85.00%
Unrecognized compensation cost, period for recognition		3 years 5 months 23 days
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost, options | $		$ 8,500
Unrecognized compensation cost, period for recognition		3 years 3 months
Award vesting period		4 years
PSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost, options | $		$ 9,900
Unrecognized compensation cost, period for recognition		3 years 7 months 6 days
PSUs | Tranche one
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting, threshold trading days | tradingday		90
PSUs | Tranche two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting, threshold trading days | tradingday		90
PSUs | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage		0.00%
PSUs | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage		100.00%
PSUs | 2021 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units granted (in shares)	4,440